FAIR VALUE MEASUREMENT - Roll forward of major Level 3 investments (Details) - Unobservable inputs (Level 3) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Roll forward of major Level 3 investments
Fair value of Level 3 investments, beginning balance	¥ 2,717	¥ 5,708
Transfer into Level 3	55	69
New addition	153	150
Disposal of investments	(93)	(2,655)
Effect of exchange rate change	25	121
Other than temporary impairments	(205)
The change in fair value of the investments	(104)	(676)
Fair value of Level 3 investment, ending balance	¥ 2,548	¥ 2,717